Derivative financial instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Breakdown of fair value amount of derivative financial instruments [Abstract]
Gain (loss) on cash flow hedges	$ (19,603)	$ (17,991)
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	42,852		$ 61,697
Liabilities	$ 32,697		29,957
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 41,857		60,102
Liabilities	32,697		29,163
Gain (loss) on cash flow hedges	19,600	$ 18,000
After-tax result accumulated in equity	299,800		308,000
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	995		1,595
Liabilities	0		0
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0		0
Liabilities	$ 0		$ 794